Accumulated Other Comprehensive Income (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Accumulated Other Comprehensive Income Loss [Line Items]
Balance, beginning of period	$ (9,134)	$ 6,048	$ 6,048
Reclassification adjustment to net income:
Provision for income taxes	4,247	3,367	4,577	5,861
Balance, end of period	(1,241)		(9,134)	6,048
Unrealized Gain (Loss) on Securities Available for Sale [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Balance, beginning of period	(9,134)	6,048	6,048	4,467
Reclassification adjustment to net income:
Realized gains on securities	(300)	(1,556)	(1,571)	(4,868)
Provision for income taxes	102	529	534	1,655
Unrealized gains (losses) arising during the period, net of tax	8,091	(10,937)	(14,145)	4,794
Balance, end of period	$ (1,241)	$ (5,916)	$ (9,134)	$ 6,048